Accounts receivable, net - Schedule of credit loss provision (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts receivable, net
Balance as of January 1	¥ 20,164,070		¥ 8,875,133	¥ 13,845,960
(Reversal) Addition	(1,944,636)	$ (266,414)	11,809,161	(4,970,827)
Write offs	(493,751)		(520,224)
Balance as of December 31	¥ 17,725,683		¥ 20,164,070	¥ 8,875,133